Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,539	$ 220	¥ 243
Short term investments	818	117	4,255
Accounts receivable	57	8
Inventories, net	1,979,937	283,127
Other receivables	231,277	33,072	29,436
Other current assets	33,677	4,816	430
Current assets of discontinued operations			2,167,052
Total current assets	2,251,209	321,918	2,201,416
Non-current assets:
Property, plant, and equipment, net	16,982	2,428
Intangible assets, net	77,715	11,113
Goodwill, net	992,839	141,974
Investments in affiliates	113,262	16,196
Right of use assets	1,800	257
Non-current assets of discontinued operations			1,164,561
Total non-current assets	1,202,598	171,968	1,164,561
Total assets	3,453,807	493,886	3,365,977
Current liabilities:
Accounts payable	682	98
Contract liabilities	7,391	1,057
Other payables and accrued expenses	12,721	1,817	4,957
Accrued payroll	921	132
Current operating lease liabilities	572	82
Long-Term Loan, Current Portion	758	108
Current liabilities of discontinued operations			569,037
Total current liabilities	42,420	6,065	573,994
Non-current liabilities:
Long-term loan	1,160	166
Deferred tax liabilities	16,234	2,321
Non-current operating lease liabilities	1,334	191
Non-current liabilities of discontinued operations			603,875
Total non-current liabilities	18,728	2,678	603,875
Total liabilities	61,148	8,743	1,177,869
Commitments and contingencies
Mezzanine equity:
Redeemable ordinary shares (US$0.09 par value, 22,175 and 22,175 Class A ordinary shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively) (Note 19)	49,039	7,012	47,935
Shareholders’ Equity:
Treasury stock	(29)	(4)	(29)
Additional paid-in capital	4,638,315	663,270	1,125,933
Statutory reserves			23,216
Accumulated deficit	(1,502,858)	(214,906)	(517,369)
Accumulated other comprehensive (loss) income	2,614	374	(6,012)
Total Maase Inc. shareholders’ equity	3,343,620	478,131	636,091
Noncontrolling interests			1,504,082
Total shareholders’ equity	3,343,620	478,131	2,140,173
Total liabilities, mezzanine equity and shareholders’ equity	3,453,807	493,886	3,365,977
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	201,199	28,771	5,973
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	4,379	626	4,379
Related Parties
Current assets:
Other receivables	3,904
Amount due from related parties	3,904	558
Current liabilities:
Amount due to related parties	¥ 19,375	$ 2,771